Contract Acquisition Costs, Net - Weighted Average Useful Life (Details)	12 Months Ended
Dec. 31, 2017
Contractual arrangements
Weighted average useful life for each component of contract acquisition costs	14 years 8 months 12 days
Conversion
Contractual arrangements
Weighted average useful life for each component of contract acquisition costs	13 years 1 month 6 days
Processing rights
Contractual arrangements
Weighted average useful life for each component of contract acquisition costs	16 years 3 months 18 days